Mergers and acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Mergers and acquisitions	Mergers and acquisitions:
The following mergers and acquisitions were accounted for pursuant to FASB ASC 805. Accordingly, the purchase price of each acquisition was allocated to the acquired assets and liabilities assumed based on estimated fair values as of the respective acquisition dates. The excess of the purchase price over the net assets acquired was recorded as goodwill.
Franklin Financial Network, Inc. merger
Effective August 15, 2020, the Company completed its previously announced merger with Franklin Financial Network, Inc. and its wholly owned subsidiaries, with FB Financial Corporation continuing as the surviving entity. After consolidating duplicative locations the merger added 10 branches and expanded the Company's footprint in middle Tennessee and the Nashville metropolitan statistical area. Under the terms of the agreement, the Company acquired total assets of $3.63 billion, loans of $2.79 billion and assumed total deposits of $3.12 billion. Total loans acquired includes a non-strategic institutional portfolio with a fair value of $326,206 the Company classified as held for sale. Franklin common shareholders received 15,058,181 shares of the Company's common stock, net of the equivalent value of 44,311 shares withheld on certain Franklin employee equity awards that vested upon change in control, as consideration in connection with the merger, in addition to $31,330 in cash consideration. Also included in the purchase price, the Company issued replacement restricted stock units for awards initially granted by Franklin during 2020 that did not vest upon change in control, with a total fair value of $674 attributed to pre-combination service. Based on the closing price of the Company's common stock on the New York Stock Exchange of $29.52 on August 15, 2020, the merger consideration represented approximately $477,830 in aggregate consideration.
Goodwill of $67,191 recorded in connection with the transaction resulted from the ongoing business contribution, reputation, operating model and expertise of Franklin. Measurement period adjustments recorded during the fourth quarter of 2020 amounting to $6,546 related to the finalization of valuations relating primarily to commercial loans held for sale, deposits and premises and equipment. The goodwill is not deductible for income tax purposes. Goodwill is included in the Banking segment as substantially all of the operations resulting from the acquisition of Franklin are in alignment with the Company's banking business.
The Company incurred $32,364 in merger expenses during the year ended December 31, 2020 in connection with this transaction. These expenses are primarily comprised of professional services, employee-related costs, costs associated with branch consolidation, and integration costs.
The following table presents an allocation of the consideration to net assets acquired:

Purchase Price:
Equity consideration
Franklin shares outstanding(1)	15,588,337
Franklin options converted to net shares	62,906
	15,651,243
Exchange ratio to FB Financial shares	0.965
FB Financial shares to be issued as merger consideration(2)	15,102,492
Issuance price as of August 15, 2020	$29.52
Value of FB Financial stock to be issued as merger consideration	$445,826
Less: tax withholding on vested restricted stock awards, units and options(3)	(1,308)
Value of FB Financial stock issued	$444,518
FB Financial shares issued	15,058,181

Franklin restricted stock units that do not vest on change in control	114,915
Replacement awards issued to Franklin employees	118,776
Fair value of replacement awards	$3,506
Fair value of replacement awards attributable to pre-combination service	$674

Cash consideration
Total Franklin shares and net shares outstanding	15,651,243
Cash consideration per share	$2.00
Total cash to be paid to Franklin(4)	$31,330
Total purchase price		$477,830
Fair value of net assets acquired		410,639
Goodwill resulting from merger		$67,191
(1)Franklin shares outstanding includes restricted stock awards and restricted stock units that vested upon change in control.
(2)Only factors in whole share issuance. Cash was paid in lieu of fractional shares.
(3)Represents the equivalent value of approximately 44,311 shares of FB Financial Corporation stock on August 15, 2020.
(4)Includes $28 of cash paid in lieu of fractional shares.
FNB Financial Corp. merger
Effective February 14, 2020, the Company completed its previously announced acquisition of FNB Financial Corp. and its wholly owned subsidiary, Farmers National Bank of Scottsville (collectively, "Farmers National"). Following the acquisition, Farmers National was merged into the Company with FB Financial Corporation continuing as the surviving entity. The transaction added four branches and expanded the Company's footprint into Kentucky. Under the terms of the agreement, the Company acquired total assets of $258,218, loans of $182,171 and assumed total deposits of $209,535. Farmers National shareholders received 954,797 shares of the Company's common stock as consideration in connection with the merger, in addition to $15,001 in cash consideration. Based on the closing price of the Company's common stock on the New York Stock Exchange of $36.70 on February 14, 2020, the merger consideration represented approximately $50,042 in aggregate consideration.
Goodwill of $6,319 recorded in connection with the transaction resulted from the ongoing business contribution of Farmers National and anticipated synergies arising from the combination of certain operational areas of the Company. Goodwill resulting from this transaction is not deductible for income tax purposes. Goodwill is included in the Banking segment as substantially all of the operations resulting from the acquisition of Farmers National are in alignment with the Company's core banking business.
The Company incurred $2,338 in merger expenses during the year ended December 31, 2020 in connection with this transaction. These expenses are primarily comprised of professional services, employee-related costs, and integration costs. The following table presents the total purchase price, fair value of net assets acquired, and the goodwill as of the acquisition date.

Consideration:
Net shares issued	954,797
Purchase price per share on February 14, 2020	$36.70
Value of stock consideration		$35,041
Cash consideration paid		15,001
Total purchase price		$50,042
Fair value of net assets acquired		43,723
Goodwill resulting from merger		$6,319
Atlantic Capital Bank, N.A. Branches
On April 5, 2019, the Bank completed its branch acquisition to purchase 11 Tennessee and three Georgia branch locations (the "Branches") from Atlantic Capital Bank, N.A., a national banking association and a wholly owned subsidiary of Atlantic Capital Bancshares, Inc., a Georgia corporation (collectively, "Atlantic Capital") in a transaction valued at $36,790, further increasing market share in existing markets and expanding the Company's footprint into new locations. The branch acquisition added $588,877 in customer deposits at a premium of 6.25%, $374,966 in loans at 99.32% of principal outstanding and $31,961 of goodwill. All of the operations of the Branches are included in the Banking segment.
Net assets acquired
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the respective acquisition dates:

	As of August 15, 2020	As of February 14, 2020
	Franklin Financial Network, Inc.	FNB Financial Corp.
ASSETS
Cash and cash equivalents	$284,004	$10,774
Investments	373,462	50,594
Mortgage loans held for sale, at fair value	38,740	—
Commercial loans held for sale, at fair value	326,206	—
Loans held for investment, net of fair value adjustments	2,427,527	182,171
Allowance for credit losses on PCD loans	(24,831)	(669)
Premises and equipment	45,471	8,049
Operating lease right-of-use assets	23,958	14
Mortgage servicing rights	5,111	—
Core deposit intangible	7,670	2,490
Other assets	124,571	4,795
Total assets	$3,631,889	$258,218
LIABILITIES
Deposits:
Noninterest-bearing	$505,374	$63,531
Interest-bearing	1,783,379	26,451
Money market and savings	342,093	37,002
Customer time deposits	383,433	82,551
Brokered and internet time deposits	107,452	—
Total deposits	3,121,731	209,535
Borrowings	62,435	3,192
Operating lease liabilities	24,330	14
Accrued expenses and other liabilities	12,661	1,754
Total liabilities assumed	3,221,157	214,495
Noncontrolling interests acquired	93	—
Net assets acquired	$410,639	$43,723
Purchased credit-deteriorated loans
Under CECL, the Company is required to determine whether purchased loans held for investment have experienced more-than-insignificant deterioration in credit quality since origination. Loans that have experienced this level of deterioration in credit quality are subject to special accounting at initial recognition and measurement. The Company initially measures the amortized cost of a PCD loan by adding the acquisition date estimate of expected credit losses to the loan's purchase price (i.e. the "gross up" approach). There is no provision for credit loss recognized upon acquisition of a PCD loan because the initial allowance is established through gross-up of the loans' amortized cost.
The Company determined that 27.9% of the Franklin loan portfolio had more-than-insignificant deterioration in credit quality since origination as of the acquisition date. This included deterioration in credit metrics, such as delinquency, nonaccrual status or risk ratings as well as certain loans within designated industries of concern that have been negatively impacted by COVID-19. Additionally, it was determined that 10.1% of the Farmers National loan portfolio had more-than-insignificant deterioration in credit quality since origination as of the February acquisition date. These were primarily delinquent loans as of February 14, 2020, or loans that Farmers National had classified as nonaccrual or TDR prior to the Company's acquisition.

	As of August 15, 2020	As of February 14, 2020
	Franklin Financial Network, Inc.	FNB Financial Corp.
Purchased credit-deteriorated loans
Principal balance	$693,999	$18,964
Allowance for credit losses at acquisition	(24,831)	(669)
Net premium attributable to other factors	8,810	63
Loans purchased credit-deteriorated fair value	$677,978	$18,358
Loans recognized through the acquisition of Franklin and Farmers National that have not experienced more-than-insignificant credit deterioration since origination are initially recognized at the purchase price. Expected credit losses are measured under CECL through the provision for credit losses. The Company recorded provisions for credit losses in the amounts of $52,822 and $2,885 as of August 15, 2020 and February 14, 2020, respectively, in the income statement related to estimated credit losses on non-PCD loans from Franklin and Farmers National, respectively. Additionally, the Company estimates expected credit losses on off-balance sheet loan commitments that are not accounted for as derivatives. The Company recorded an increase in provision for credit losses from unfunded commitments of $10,499 as of August 15, 2020 related to the Franklin acquisition.
Pro forma financial information (unaudited)
The results of operations of the acquisitions have been included in the Company's consolidated financial statements prospectively beginning on the date of each acquisition. The acquisitions have been fully integrated with the Company's existing operations. Accordingly, post-acquisition net interest income, total revenues, and net income are not discernible.The following unaudited pro forma condensed consolidated financial information presents the results of operations for the year ended December 31, 2020 and 2019, respectively, as though the Franklin merger and Farmers National acquisition had been completed as of January 1, 2019, and the Atlantic Capital acquisition had been completed as of January 1, 2018. The unaudited estimated pro forma information combines the historical results of the mergers with the Company’s historical consolidated results and includes certain adjustments reflecting the estimated impact of certain fair value adjustments for the periods presented. Merger expenses are reflected in the periods they were incurred. The pro forma information is not indicative of what would have occurred had the transactions taken place on January 1, 2019 and January 1, 2018, and does not include the effect of cost-saving or revenue-enhancing strategies.

	Year Ended December 31,
	2020	2019	2018
Net interest income	$338,092	$348,660	$220,269
Total revenues	$654,374	$504,273	$354,258
Net income	$65,135	$99,898	$78,762